S000084188 [Member] Investment Strategy - Nuveen Core Plus Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its investment objective by investing under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in income producing fixed income securities. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 65% of the Fund’s assets, is invested primarily in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The securities within the Fund’s first segment are mainly high-quality instruments rated in the top four credit categories by a nationally recognized statistical rating organization (“NRSRO”) or deemed to be of the same quality by the Fund’s sub-adviser using its own credit analysis. The second segment, which will not exceed 35% of the Fund’s assets, is invested in securities rated below investment grade (commonly referred to as “high yield” or “junk” bonds) or the unrated equivalent. These securities generally are rated in the fifth or lower rating categories (rated BB/Ba or lower). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. Non-investment-grade securities are speculative in nature.
The Fund may invest in fixed-income securities of all types, including any duration, with the expected duration of the Fund being between 5 and 7 years.
The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.
The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of the sub-adviser to predict correctly mortgage prepayments and interest rates.
The Fund can make foreign investments, including investments in emerging market countries and non-dollar-denominated instruments, but the Fund does not expect such investments to exceed 25% of its assets under most circumstances. Emerging market countries include any country other than Canada, the United States and the countries comprising the MSCI EAFE® Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).
The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.
In addition, the Fund may invest up to 20% of its net assets in derivative instruments and cash. The Fund may use credit default swaps and futures contracts, in connection with its principal investment strategies, in certain market conditions, to hedge against default risk and manage duration risk, respectively.

Strategy Portfolio Concentration [Text]	under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in income producing fixed income securities.